COMMITMENTS AND CONTINGENCY (Details) (USD $)	Jun. 30, 2014
Twelve months ending June 30,
2015	$ 162,229
2016	92,569
2017	63,981
2018	65,711
2019	67,492
Thereafter	11,298
Future minimum lease payments under operating leases agreements	$ 463,280